Other long-term debt - Maturities of Long-term Debt (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Other Long-term debt
Less: current portion of other long-term debt	$ (1,209,149,107)	$ (1,141,600,901)
Total other long-term debt	259,081,410	$ 275,100,201
Other Long-Term Debt [Member]
Other Long-term debt
2023	1,209,149,107
2024	203,088,187
2025	55,993,223
2026	0
2027 and thereafter	0
Less: current portion of other long-term debt	(1,209,149,107)
Total other long-term debt	$ 259,081,410